INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventories consist of the following as of December 31, 2021 and 2020:
Details	2021	2020
Raw materials	$81,734	$60,855
Work in process	146,840	133,144
Finished goods	5,938	5,127
	$234,512	$199,126